TROUTMAN SANDERS LLP

PAUL, WEISS, RIFKIND, WHARTON & GARRISON LLP

June 4, 2007

VIA EDGAR AND OVERNIGHT COURIER

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attn:    Barbara C. Jacobs

Re:	AbitibiBowater Inc.
Registration Statement on Form S-4/A
File No. 333-141428
Date Filed: June 4, 2007

Dear Ms. Jacobs:

This letter is being submitted in connection with the filing of Amendment No. 3 to the above-referenced Registration Statement on Form S-4/A by AbitibiBowater Inc. (“AbitibiBowater” or the “Company”). We are authorized by the Company, Abitibi-Consolidated Inc. (“Abitibi”), Bowater Incorporated (“Bowater”) and Bowater Canada Inc. (“Bowater Canada”) to discuss the Amendment and the Registration Statement with the Staff on their behalf. The terms “we,” “us,” and “our” in this letter refer to the Company. For your convenience, we are also sending a paper copy of this letter to you by overnight courier.

In Amendment No. 3, we have provided the executed tax opinions of Troutman Sanders LLP, Paul, Weiss, Rifkind, Wharton & Garrison LLP, Ogilvy Renault LLP and Davies Ward Phillips & Vineberg LLP pursuant to comment 50 of the Staff’s April 18 comment letter. Amendment No. 3 also supplements the Registration Statement to include a “Recent Developments” section at page 31, which provides disclosure relating to factors impacting both Abitibi and Bowater in the second quarter of 2007. Finally, the Amendment adds disclosure at pages 4, 21, 25 and 112 clarifying the treatment of options to purchase Bowater common stock.

United States Securities and

Exchange Commission

June 4, 2007

We appreciate the assistance the Staff throughout this process. If you have any questions, please do not hesitate to call Cal Smith at (404) 885-3352 or Toby Myerson at (212) 373-3033.

Very truly yours,

/s/ Cal Smith
Cal Smith Counsel to Bowater Incorporated

/s/ Toby Myerson
Toby Myerson Counsel to Abitibi-Consolidated Inc.

cc:	John W. Weaver
David J. Paterson